2. COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Capital leased equipment	$ 30,780
Future lease payments	51,252
Rent expense for operating leases	$ 54,912	$ 52,168
Woodward [Member]
Common stock sold, shares issued	156,667	87,313
Proceeds from sale of stock	$ 94,000	$ 58,500
Richard E. Forkey [Member]
Rent expense	108,000	$ 108,000
Schwartz [Member]
Common stock sold, shares issued		14,925
Proceeds from sale of stock		$ 10,000
Consultant [Member]
Accounts payable balance paid to consultant	$ 20,000
Investors [Member]
Common stock sold, shares issued	1,333,334	1,044,776
Proceeds from sale of stock	$ 780,000	$ 700,000
Dolphin Offshore Partners L.P. [Member]
Common stock sold, shares issued	916,667
Proceeds from sale of stock	$ 550,000
Hershey Stategic [Member]
Common stock sold, shares issued	125,000	37,313
Proceeds from sale of stock	$ 75,000	$ 25,000